As filed with the Securities and Exchange                     File No. 33-12723
Commission on March 11, 1997                                  File No. 811-5062


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 14

                                 AETNA GET FUND

             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
                                 (860) 273-7834

                            Susan E. Bryant, Counsel
             151 Farmington Avenue RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:



     [X]   on March 14, 1997 pursuant to paragraph (b)(1)(v) of Rule 485




Aetna GET Fund has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended December 31, 1996 on February 28, 1997.

                                 Aetna GET Fund
                              Cross-Reference Sheet

                                             Caption in Prospectus Dated
Form N-1A                                    September 3, 1996 and as Amended by
Item No.                                     Supplement Dated March 14, 1997

1.    Cover Page                             Cover Page

2.    Synopsis                               Summary

3.    Condensed Financial Information        Financial Highlights in the
                                             Prospectus Supplement

4.    General Description of Registrant      Cover Page; Description of
                                             Series C; Investment Techniques,
                                             Risk Factors and Other
                                             Considerations; General
                                             Information

5.    Management of the Fund                 Management of the Fund; Portfolio
                                             Management and Performance in the
                                             Prospectus Supplement

5.A   Management's Discussion of             Not Applicable
      Fund Performance

6.    Capital Stock and Other Securities     General Information; Distributions
                                             and Tax Status; Sale and
                                             Redemption of Shares; Net Asset
                                             Value

7.    Purchase of Securities Being Offered   Sale and Redemption of Shares; Net
                                             Asset Value

8.    Redemption or Repurchase               Sale and Redemption of Shares; Net
                                             Asset Value

9.    Pending Legal Proceedings              Not applicable


                    Part B Caption in Statement of Additional Information Dated September 3, 1996 and as Amended by Supplement Dated March 14, 1997

10.   Cover Page                             Cover Page

11.   Table of Contents                      Table of Contents

12.   General Information and History        General Information and History

13.   Investment Objectives and Policies     Investment Objective and
                                             Restrictions; Description of
                                             Various Securities and Investment
                                             Techniques; The Asset Allocation
                                             Process; Supplement to the
                                             Statement of Additional Information

14.   Management of the Fund                 Trustees and Officers of the Trust;
                                             Supplement to the Statement of
                                             Additional Information

Form N-1A                                    Caption in Statement of Additional
Item No.                                     Information Dated September 3, 1996
                                             and as Amended by Supplement Dated
                                             March 14, 1997

15.   Control Persons and Principal          Control Persons and Principal
      Holders of Securities                  Shareholders

16.   Investment Advisory and Other          The Investment Advisory Agreement;
      Services                               The Subadvisory Agreement; The
                                             Administrative Services Agreement;
                                             Independent Auditors; Custodian

17.   Brokerage Allocation and               Brokerage Allocation and Trading
      Other Practices                        Policies

18.   Capital Stock and Other Securities     Description of Shares; Voting
                                             Rights

19.   Purchase, Redemption and Pricing of    Net Asset Value; Sale and
      Securities Being Offered               Redemption of Shares

20.   Tax Status                             Tax Status

21.   Underwriters                           Principal Underwriter

22.   Calculation of Performance Data        Not Applicable

23.   Financial Statements                   Financial Statements in the
                                             Supplement to the Statement of
                                             Additional Information

                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 11, respectively, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically on June 14, 1996.

                                AETNA GET FUND

                               Series C Shares


     March 14, 1997 Supplement to the Prospectus dated September 3, 1996

This supplement amends the Prospectus dated September 3, 1996 as follows:

The following Section is added to the Prospectus immediately following the Section entitled "Summary":

                              FINANCIAL HIGHLIGHTS

The selected data presented below for the period ended December 31, 1996 are derived from the financial statements of the Fund, which statements have been audited by KPMG Peat Marwick LLP, independent auditors.

Selected data for an outstanding share of Series C throughout the period:

                                            Period from
                                        December 17, 1996 to
                                          December 31, 1996

Net asset value per share,
  beginning of period                       $ 10.125
                                            --------
Income From Investment
  Operations
    Net investment income                      0.009
    Net realized and unrealzed
      gain on investments                      0.146
                                            --------
        Total from Investment
          Operations                           0.155
                                            --------
Less Distributions
  Dividends from net
    investment income                         (0.050)
                                            --------
        Total Distributions                   (0.050)
                                            --------
Net asset value per share,
  end of period                             $ 10.230
                                            ========
Total Return*                                   1.52%
Net assets, end of period
  (000's)                                   $208,442
Ratio of total expenses to
  average net assets**                          0.75%
Ratio of net investment income
  to average net assets**                       3.04%
Portfolio turnover rate                         6.25%
Average commission rate
  paid per share                            $ 0.0342

 *The total return percentage does not reflect any separate account charges under variable annuity contracts and variable life policies.

**Annualized.

Additional information about the performance of the Fund is contained in the Fund's Annual Report dated December 31, 1996. The Annual Report and independent auditors' report thereon is incorporated herein by reference and is available, without charge, by writing to the Fund at the address listed on the cover of the Prospectus or by calling 1-800-525-4225.


The following replaces the Section entitled "Portfolio Management and Performance" on page 10:

                      Portfolio Management and Performance

The following individuals are primarily responsible for the day-to-day management of Series C.

Geoffrey A. Brod, Vice President, Aeltus, is responsible for managing the Equity Component of Series C. Mr. Brod has over 30 years experience in quantitative applications and has over 9 years experience in equity investing. Mr. Brod has been with the Aetna organization since 1966.

Hugh Whelan, Vice President, Aeltus, is responsible for managing the Fixed Component of Series C. Mr. Whelan was appointed to that position in December, 1996. Mr. Whelan has been managing fixed income portfolios for Aeltus since 1993. Mr. Whelan has been with the Aetna organization since 1989.

The following replaces the information currently in the Prospectus under the headings entitled "GET Series 'A' Performance" and "GET Series 'B' Performance" on pages 11 and 12, respectively.

                          GET Series "A" Performance

[begin line chart]

Growth of $10,000

                  GET A            S&P 500       Lehman Aggregate
Aug-87            10.01             10.37             9.95
Nov-87            10.11              7.30            10.16
Feb-88            11.20              8.57            10.75
May-88            11.25              8.47            10.56
Aug-88            11.05              8.53            10.79
Nov-88            11.42              9.01            11.10
Feb-89            11.98              9.59            11.19
May-89            13.15             10.74            11.78
Aug-89            14.14             11.87            12.21
Nov-89            14.26             11.79            12.69
Feb-90            13.86             11.40            12.62
May-90            15.12             12.53            12.88
Aug-90            14.14             11.28            13.09
Nov-90            14.39             11.38            13.66
Feb-91            16.05             13.08            14.16
May-91            16.73             14.00            14.50
Aug-91            16.78             14.32            15.01
Nov-91            16.66             13.70            15.62
Feb-92            17.94             15.17            15.97
May-92            18.15             15.39            16.30
Aug-92            18.17             15.43            17.03
Nov-92            18.51             16.22            17.01

[end line chart]

The above graph reflects the results of a $10,000 investment in Series A of the Aetna GET Fund from its inception, August 17, 1987, through its liquidation on November 30, 1992. It also shows the results of $10,000 investments in S&P 500 and Lehman Aggregate, two unmanaged indices, for the same period.

The Series A line reflects the deduction of the advisory fee and other expenses for Series A and certain separate account charges. The advisory fee for Series A was .50% annually calculated on the average daily net assets of the Series (.25% prior to December 1, 1987). The advisory fee and other expenses for Series C of the Aetna GET Fund offered by this prospectus are
 .40% during the Offering Period (.25% advisory fee and .15% administrative services fee) and .75% during the Guaranteed Period (.60% advisory fee and 0.15% administrative services fee). The Series A line also reflects the deduction of Series A other expenses and of a separate account charge of 1.25% for Mortality and Expense and the GET Guarantee Charge of .25%. Please refer to your Contract prospectus for Contract charges as actual Contract charges vary.

It should be noted that the stock market fell sharply on October 19, 1987. Series A was invested in money market securities at that time and was not affected by the fall. This explains the large divergence between the performance of Series A noted above and performance of the S&P 500 index during the first months of Series A operations. The percentage mix of fixed income and equity securities in Series C is expected to be different than that of Series A, since it is based on the economic factors at the beginning of the Guaranteed Period of the Series.

Form No. XGETC.1-2

                          GET Series "B" Performance

[begin line chart]

Growth of $10,000

               Get B            S&P 500        Lehman Aggregate
Jul-94         10.29             10.33              10.21
Sep-94         10.24             10.50              10.06
Dec-94         10.16             10.49              10.10
Mar-95         10.68             11.51              10.61
Jun-95         11.55             12.60              11.26
Sep-95         12.33             13.61              11.48
Dec-95         12.85             14.42              11.97
Mar-96         13.58             15.20              11.75
Jun-96         14.09             15.88              11.82
Sep-96         14.40             16.38              12.04
Dec-96         15.63             17.75              12.40

[end line chart]

The above graph reflects the results of a $10,000 investment in Series B of the Aetna GET Fund from commencement of operations, July 1, 1994, through September 30, 1996. It also shows the results of $10,000 investments in S&P 500 and Lehman Aggregate, two unmanaged indices, for the same period.

The maturity date of Series B is June 30, 1999. The Series B line reflects the deduction of the advisory fee and other expenses for Series B and certain separate account charges. The advisory fee is .75% (.25% prior to July 1, 1994) annually calculated on the average daily net assets of Series B. The Series B line also reflects the deduction of Series B other expenses and of a separate account charge of 1.25% for Mortality and Expense and the GET Guarantee Charge of .25%. Please see your Contract prospectus for Contract charges as actual Contract charges may vary.

The percentage mix of fixed income and equity securities in Series C is expected to be different than that of Series B, since it is based on the economic factors at the beginning of the Guaranteed Period of the Series.

Form No. XGETC.1-2

                                 AETNA GET FUND
                                    SERIES C
       March 14, 1997 Supplement to Statement of Additional Information


This Supplement amends the Statement of Additional Information (SAI) dated September 3, 1996, as follows:


The following is added on page 3 as new paragraph No. 10:

         (10) Invest in securities issued by any entity listed in the Wall Street Journal's Quarterly "Corporate Performance Report" under the heading "Consumer, Noncyclical-Tobacco" or is otherwise determined by the Adviser to be primarily involved in the production or distribution of tobacco products.


The following replaces the section entitled "Trustees and Officers of the Trust" on pages 22 through 26.

                       TRUSTEES AND OFFICERS OF THE TRUST

The investments and administration of the Trust are under the direction of the Board of Trustees. The Trustees and executive officers of the Trust and their principal occupations for the past five years are listed below. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). All Trustees and officers hold similar positions with other investment companies in the same Fund Complex managed by ALIAC as the investment adviser. The Fund Complex presently consists of Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.

Form No. XGETC.2(s)


                                                                   Principal Occupation During Past Five Years
                                     Position(s) Held with         (and Positions held with Affiliated Persons or
Name Address and Age                 Registrant                    Principal Underwriters of the Registrant)
------------------------------------ ----------------------------- -------------------------------------------------

Shaun P. Mathews*                    Trustee and President         Vice President/Senior Vice President, ALIAC,
151 Farmington Avenue                                              March 1991 to present and Vice President, Aetna
Hartford, Connecticut                                              Life Insurance Company, 1991 to present.
Age 41                                                             Director and President, Aetna Investment
                                                                   Services, Inc.; and Director and
                                                                   Senior Vice President, Aetna Insurance
                                                                   Company of America, March 1991 to present.

------------------------------------ ----------------------------- -------------------------------------------------
Wayne F. Baltzer                     Vice President                Assistant Vice President, ALIAC, May 1991 to
151 Farmington Avenue                                              present; Vice President, Aetna Investment
Hartford, Connecticut                                              Services, Inc. July 1993 to present.
Age 53

------------------------------------ ----------------------------- -------------------------------------------------
Martin T. Conroy                     Vice President                Assistant Treasurer, ALIAC, October 1991 to
151 Farmington Avenue                                              present;
Hartford, Connecticut
Age 57

------------------------------------ ----------------------------- -------------------------------------------------
J. Scott Fox                         Vice President and Treasurer  Director, Managing Director, Chief Operating
242 Trumbull Street                                                Officer, Chief Financial Officer and Treasurer,
Hartford, Connecticut                                              Aeltus Investment Management, Inc. (Aeltus),
Age 42                                                             April 1994 to present; Managing Director and
                                                                   Treasurer, Equitable Capital management Corp.,
                                                                   March 1987 to September 1993.  Director and
                                                                   Chief Financial Officer, Aeltus Capital, Inc.
                                                                   and Aeltus Trust Company, Inc.; Director,
                                                                   President and Chief Executive Officer, Aetna
                                                                   Investment Management, (Bermuda) Holding, Ltd.




Susan E. Bryant                      Secretary                     Counsel, Aetna Inc. (formerly Aetna Life and
151 Farmington Avenue                                              Casualty Company) March 1993 to present;
Hartford, Connecticut                                              General Counsel and Corporate Secretary, First
Age 49                                                             Investors Corporation, April 1991 to March
                                                                   1993.  Secretary, Aetna Investment Services,
                                                                   Inc. and Vice President and Senior Counsel,
                                                                   Aetna Financial Services, Inc.

------------------------------------ ----------------------------- -------------------------------------------------
Morton Ehrlich                       Trustee                       Chairman and Chief Executive Officer,
1000 Venetian Way                                                  Integrated Management Corp. (an entrepreneurial
Miami, Florida                                                     company) and Universal Research Technologies,
Age 62                                                             1992 to present; Director and Chairman, Audit
                                                                   Committee, National Bureau of Economic
                                                                   Research, 1985 to 1992.

------------------------------------ ----------------------------- -------------------------------------------------
Maria T. Fighetti                    Trustee                       Manager/Attorney, Health Services, New York
325 Piermont Road                                                  City Department of Mental Health, Mental
Closter, New Jersey                                                Retardation and Alcohol Services, 1973 to
Age 53                                                             present.

------------------------------------ ----------------------------- -------------------------------------------------
David L. Grove                       Trustee                       Private Investor; Economic/Financial
5 The Knoll                                                        Consultant, December 1985 to present.
Armonk, New York
Age 78

------------------------------------ ----------------------------- -------------------------------------------------
Timothy A. Holt*                     Trustee                       Director, Senior Vice President and Chief
151 Farmington Avenue                                              Financial Officer, ALIAC, February 1996 to
Hartford, Connecticut                                              present; Vice President, Portfolio
Age 43                                                             Management/Investment Group, Aetna Inc.
                                                                   (formerly Aetna Life and Casualty Company),
                                                                   June 1991 to February 1996.  Director and Vice
                                                                   President Aetna Retirement Holdings, Inc.




Daniel P. Kearney*                   Trustee                       Director, President, and Chief Executive
151 Farmington Avenue                                              Officer, ALIAC, December 1993 to present;
Hartford, Connecticut                                              Executive Vice President, Aetna Inc. (formerly
Age 57                                                             Aetna Life and Casualty Company), December 1993
                                                                   to present; Group Executive, Aetna Inc.
                                                                   (formerly Aetna Life and Casualty Company),
                                                                   1991 to 1993; Director, Aetna Investment
                                                                   Services, Inc., November 1994 to present;
                                                                   Director, Aetna Insurance Company of America,
                                                                   May 1994 to present.

------------------------------------ ----------------------------- -------------------------------------------------
Sidney Koch                          Trustee                       Financial Adviser, self-employed, January 1993
455 East 86th Street                                               to present; Senior Adviser, Daiwa Securities
New York, New York                                                 America, Inc., January 1992 to January 1993;
Age 61                                                             Executive Vice President, Member of Executive
                                                                   Committee, Daiwa Securities America, Inc.,
                                                                   January 1986 to January 1992.

------------------------------------ ----------------------------- -------------------------------------------------
Corine T. Norgaard                   Trustee, Chair Audit          Dean of the Barney School of Business,
556 Wormwood Hill                    Committee and Contract        University of Hartford, (West Hartford, CT),
Mansfield Center, Connecticut        Committee                     August 1996 to present; Professor, Accounting
Age 59                                                             and Dean of the School of Management, Binghamton
                                                                   University, (Binghamton, NY), August
                                                                   1993 to August 1996; Professor, Accounting,
                                                                   University of Connecticut, (Storrs, Connecticut),
                                                                   September 1969 to June 1993; Director, The
                                                                   Advest Group (holding company for brokerage firm)
                                                                   through September 1996.
------------------------------------ ----------------------------- -------------------------------------------------
Richard G. Scheide                   Trustee                       Trust and Private Banking Consultant, David
11 Lily Street                                                     Ross Palmer Consultants, July 1991 to present.
Nantucket, Massachusetts
Age 67


*   Interested persons as defined in the Investment Company Act of 1940
    (1940 Act).

During the year ended December 31, 1996, members of the Boards of the Funds within the Aetna Fund Complex who are also directors, officers or employees of Aetna Inc. and its affiliates were not entitled to any compensation from the Funds. Members of the Boards who are not affiliated as employees of Aetna or its subsidiaries are entitled to receive an annual retainer of $30,000 for service on the Boards of the Funds within the Aetna Fund Complex. In addition, each such member will receive a fee of $5,000 per meeting for each regularly scheduled Board meeting; $5,000 for each Contract Committee meeting which is held on any day on which a regular Board meeting is not scheduled; and $3,000 for each committee meeting other than for a Contract Committee meeting on any day on which a regular Board meeting is not scheduled. A Committee Chairperson fee of $2,000 each will be paid to the Chairperson of the Contract and Audit Committees. All of the above fees are to be allocated proportionately to each Fund within the Aetna Fund Complex based on the net assets of the Fund as of the date compensation is earned.

                                                        Total Compensation from
                              Aggregate Compensation    Registrant and Fund
Name of Person, Position      from Registrant           Complex Paid to Trustees
------------------------      ----------------------    ------------------------

Corine Norgaard                   $892                         $72,950
Trustee and Chairman of
Audit and Contract
Committees

Sidney Koch                       $892                         $72,950
Trustee

Maria T. Fighetti                 $782                         $63,950
Trustee

Morton Ehrlich                    $782                         $63,950
Trustee

Richard G. Scheide                $843                         $68,950
Trustee

David L. Grove                    $843                         $68,950*
Trustee

               *Mr. Grove elected to defer all such compensation.

Financial Statements for Aetna GET Fund are incorporated herein by reference to the Annual Report dated December 31, 1996. A copy of the Annual Report is available upon request at no charge by calling 1-800-525-4225 or by writing to Aetna Get Fund, at 151 Farmington Avenue, Hartford, CT 06156-8962.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)      Financial Statements:
                (1)  Included in Part A as supplemented on March 14, 1997:
                      Financial Highlights
                (2) Included in Part B by incorporation by reference to the Fund's Annual Report dated December 31, 1996, as filed electronically with the Securities and Exchange Commission on March 7, 1997 (File No. 811-5062):
                      Aetna GET Fund - Series B
                           Portfolio of Investments as of December 31, 1996 Statement of Assets and Liabilities as of December 31, 1996
                           Statement of Operations for the year ended
                           December 31, 1996
                           Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
                      Aetna GET Fund - Series C
                           Portfolio of Investments as of December 31, 1996 Statement of Assets and Liabilities as of December 31, 1996
                           Statement of Operations for the period from September 16, 1996 to December 31, 1996
                           Statement of Changes in Net Assets for the period from September 16, 1996 to December 31, 1996
                      Notes to Financial Statements.
                      Independent Auditors' Report


         (b)      Exhibits:
                  (1)(a)       Declaration of Trust(1)

                  (1)(b)       Form of Amendment to Declaration of Trust(1)

                  (2)          Amended and Restated By-laws(1)

                  (3)          Not applicable

                  (4)          Instruments Defining Rights of Holders(2)

                  (5)(a) Form of Investment Advisory Agreement between Aetna Life Insurance and Annuity
                               Company and the Registrant(1)

                  (5)(b) Form of Subadvisory Agreement between Aetna Life Insurance and Annuity Company, the Registrant and Aeltus Investment Management, Inc.(1)

                  (6) Form of Underwriting Agreement between the Registrant and Aetna Life Insurance and Annuity Company(1)

                  (7)          Not applicable

                  (8)(a) Custodian Agreement - Mellon Bank, N.A. and depository contracts(1)

                  (8)(b)       Amendment to Custodian Agreement(1)

                  (9)(a)       Form of Administrative Services Agreement(1)

                  (9)(b)       License Agreement(1)

                  (10)(a)      Opinion of Counsel(3)

                  (10)(b)      Consent of Counsel

                  (11)         Consent of Independent Auditors

                  (12)         Not applicable

                  (13)         Agreement Concerning Initial Capital

                  (14)         Not applicable

                  (15)         Not applicable

                  (16)         Schedule for Computation of Performance Data(4)

                  (17)         See Item 27

                  (18)         Not Applicable

                  (19)         Powers of Attorney(2)

                  (27)         Financial Data Schedules

1. Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on June 14, 1996.

2. Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on December 31, 1996.

3. Incorporated by reference to Registrant's Rule 24f-2 notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.

4. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on February 25, 1997

Item 25.  Persons Controlled by or Under Common Control

           Registrant is a Massachusetts business trust for which separate financial statements are filed. As of February 28, 1997, all of the Registrant's outstanding shares were held in the name of Aetna Life Insurance and Annuity Company

           Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirectly wholly owned subsidiary of Aetna Inc.

           A diagram of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically with the Securities and Exchange Commission on February 11, 1997.

Item 26.  Number of Holders of Securities

           (1) Title of Class                    (2) Number of Record Holders

               Shares of Beneficial Interest         One
               $1.00 par value

Item 27.  Indemnification

Article V of the Registrant's Declaration of Trust provides for indemnification of trustees and officers. In addition, the Registrant's officers and trustees are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company which expires in October, 1997.

The text of Massachusetts indemnification statute, Section 67, describing the circumstances under which the Registrant may be required to indemnify its directors, officers, or employees, as most recently amended in 1983, is as follows:

Indemnification of directors, officers, employees and other agents of a corporation, and persons who serve at its request as directors, officers, employees or other agents of another organization, or who serve at its request in any capacity with respect to any employee benefit plan, may be provided by it to whatever extent shall be specified in or authorized by (i) the articles of organization or (ii) a by-law adopted by the stockholders or (iii) a vote adopted by the holders of a majority of the shares of stock entitled to vote on the election of directors. Except as the articles of organization or by-laws otherwise require, indemnification of any persons referred to in the preceding sentence who are not directors of the corporation may be provided by it to the extent authorized by the directors. Such indemnification may include payment by the corporation of expenses incurred in defending a civil or criminal action or proceeding in advance of the final disposition of such action or proceeding, upon receipt of an undertaking by the person indemnified to repay such payment if he shall be adjudicated to be not entitled to indemnification under this section which undertaking may be accepted without reference to the financial ability of such person to make repayment. Any such indemnification may be provided although the person to be indemnified is no longer an officer, director, employee or agent of the corporation or of such other organization or no longer serves with respect to any such employee benefit plan.

No indemnification shall be provided for any person with respect to any matter as to which he shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation or to the extent that such matter relates to service with respect to an employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan.

The absence of any express provisions for indemnification shall not limit any right of indemnification existing independently of this section.

A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or other agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or other agent of another organization or with respect to any employee benefit plan, against any liability incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability.

Item 28.  Business and Other Connections of Investment Adviser

             The Investment Adviser, Aetna Life Insurance and Annuity Company (Aetna), is an insurance company that issues variable and fixed annuities, variable and universal life insurance policies and acts as principal underwriter and depositor for separate accounts holding assets for variable contracts and policies. It also acts as the principal underwriter and investment adviser for the Registrant and Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Variable Portfolios, Inc., and Aetna Generation Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

             The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.


 --------------------- -------------------------- ----------------------------------------------
 Name                  Positions and Offices      Other Principal Position(s) Held
                       with Investment Adviser    Since Oct. 31, 1994/Addresses*/**

 --------------------- -------------------------- ----------------------------------------------
 Daniel P. Kearney     Director, President and,   President (since December 1995) -- Aetna
                       Executive Officer          Retirement Services, Inc.; President (since
                                                  December 1993) -- Aetna Life Insurance and
                                                  Annuity Company; Executive Vice President
                                                  (since December 1993) -- Aetna Inc. (formerly
                                                  Aetna Life and Casualty Company); Director,
                                                  (since 1992) MBIA, Inc.

 Christopher J. Burns  Director and Senior        Director:  Aetna Financial Services, Inc.
                       Vice President             (since January 1996) and Aetna Investment
                                                  Services, Inc. (since July 1992) and
                                                  President, Chief Operations Officer (since
                                                  November 1996) -- Aetna Investment Services,
                                                  Inc.

 Laura R. Estes        Director and Senior        Senior Vice President, (since March 1991) --
                       Vice President             Aetna Life Insurance and Annuity Company.

 Timothy A. Holt       Director, Senior           Senior Vice President and Chief Financial
                       Vice President and         Officer, (since February 1996) -- Aetna Life
                       Chief Financial Officer    Insurance and Annuity Company; Vice President
                                                  (June 1991 - February 1996) -- Portfolio
                                                  Management/Investment Group, Aetna Inc.
                                                  (formerly known as Aetna Life and Casualty
                                                  Company); Director (since March 1996) -- Aetna
                                                  Retirement Holdings, Inc.; Vice President
                                                  (since September 1996) -- Aetna Retirement
                                                  Holdings, Inc.



 Gail P. Johnson       Director and               Vice President (since December 1992) --
                       Vice President             Aetna Life Insurance and Annuity Company.

 John Y. Kim           Director and Senior        President (since December 1995) -- Aeltus
                       Vice President             Investment Management, Inc.; Chief
                                                  Investment Officer (since May 1994) Aetna
                                                  Life Insurance and Annuity Company.

 Shaun P. Mathews      Director and               Vice President (since February 1996), Senior
                       Vice President             Vice President (March 1991 - Present) --
                                                  Aetna Life Insurance and Annuity Company;
                                                  Director:  Aetna Investment Services, Inc.
                                                  (since July 1993) and Aetna Insurance
                                                  Company of America (since February 1993).

 Glen Salow            Director and               Vice President (since 1992) -- Aetna Life
                       Vice President             Insurance and Annuity Company.

 Creed R. Terry        Director and               Vice President (since February 1996), Market
                       Vice President             Strategist (August 1995 - February 1996) --
                                                  Aetna Life Insurance and Annuity Company;
                                                  President, (1991 - 1995) Chemical Technology
                                                  Corporation (a subsidiary of Chemical Bank).

 Kirk P. Wickman       Vice President,            Vice President, Counsel and Secretary (since
                       General Counsel            November 1996) -- Aetna Life Insurance and
                       and Secretary              Annuity Company; Counsel (June 1994 - November
                                                  1996) -- Aetna Life Insurance Company.



 Deborah Koltenuk      Vice President             Vice President, Investment Planning and
                       and Treasurer,             Financial Reporting (April 1996 to July
                       Corporate Controller       1996) -- Aetna Life Insurance Company; Vice
                                                  President, Investment Planning and Financial
                                                  Reporting (October 1994 to April 1996) Aetna
                                                  Life Insurance Company, the Aetna Casualty and
                                                  surety Company and The Standard Fire and
                                                  Insurance Company.

 Frederick D. Kelsven  Vice President              Director of Compliance (January 1985 to
                       and Chief Compliance        September 1996) -- Nationwide Life Insurance
                       Officer                     Company.

     * The principal business address of each person named is 151 Farmington Avenue, Hartford, Connecticut 06156.
     ** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Aeltus Investment Management, Inc. (Aeltus), the subadviser for each Series of the Fund, reference is hereby made to "Management of The Fund" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Aeltus, reference is hereby made to the current Form ADV (File No. 801-9046), of Aeltus filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29.  Principal Underwriters

       (a) In addition to serving as the principal underwriter and investment adviser for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Fund; Aetna Series Fund, Inc.; Aetna Generation Portfolios, Inc.; Aetna Variable Portfolios, Inc., Aetna Variable Encore Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna

             Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

       (b)   The following are the directors and principal officers of the
             Underwriter:

 ----------------------- ---------------------------------------- --------------
 Name and Principal      Positions and Offices                    Positions and
 Business Address*       with Principal Underwriter               Offices with
                                                                  Registrant
 ----------------------- ---------------------------------------- --------------
 Daniel P. Kearney       Director and President                   Trustee

 Timothy A. Holt         Director, Senior Vice President and      Trustee
                         Chief Financial Officer

 Christopher J. Burns    Director and Senior Vice President       None

 Laura R. Estes          Director and Senior Vice President       None

 Gail P. Johnson         Director and Vice President              None

 John Y. Kim             Director and Senior Vice President       None

 Shaun P. Mathews        Director and Vice President              Trustee and
                                                                  President

 Glen Salow              Director and Vice President              None

 Creed R. Terry          Director and Vice President              None

 Kirk P. Wickman         Vice President, General Counsel and      None
                         Secretary

 Deborah Koltenuk        Vice President and Treasurer,            None
                         Corporate Controller

 Frederick D. Kelsven    Vice President and Chief Compliance      None
                         Officer

     * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable.

Item 30.  Location of Accounts and Records

As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aetna, maintain physical possession of each account, book or other documents at their principal place of business located at:

                           151 Farmington Avenue
                           Hartford, Connecticut 06156.

Item 31.     Management Services

             Not applicable.

Item 32.     Undertakings

The Registrant undertakes that if requested by the holders of at least 10% of a Series outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 11th day of March, 1997.


                                                  AETNA GET FUND
                                                  -------------------------
                                                      Registrant

                                                  By  /s/ Shaun P. Mathews*
                                                      ---------------------
                                                          Shaun P. Mathews
                                                          President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons on March 11, 1997 in the capacities indicated.

Signature                                    Title

Shaun P. Mathews*
------------------------------------------   President and Trustee
Shaun P. Mathews                             (Principal Executive Officer)

Morton Ehrlich*
------------------------------------------   Trustee
Morton Ehrlich

Maria T. Fighetti*
------------------------------------------   Trustee
Maria T. Fighetti

David L. Grove*
------------------------------------------   Trustee
David L. Grove

Daniel P. Kearney*
------------------------------------------   Trustee
Daniel P. Kearney

Timothy A. Holt*
------------------------------------------   Trustee
Timothy A. Holt

Sidney Koch*
------------------------------------------   Trustee
Sidney Koch

Corine T. Norgaard*
------------------------------------------   Trustee
Corine T. Norgaard

Richard G. Scheide*
------------------------------------------   Trustee
Richard G. Scheide

J. Scott Fox*
------------------------------------------   Vice President and Treasurer
J. Scott Fox                                 (Principal Financial and
                                             Accounting Officer)


By:  /s/  Susan E. Bryant
     -----------------------
         *Susan E. Bryant
          Attorney-in-Fact

                                 Aetna GET Fund
                                 EXHIBIT INDEX

Exhibit No.  Exhibit                                                    Page

99-b(1)(a)   Declaration of Trust                                        *

99-b(1)(b)   Form of Amendment to Declaration of Trust                   *

99-b(2)      Amended and Restated By-laws                                *

99-b(4)      Instruments Defining Rights of Holders                      *

99-b(5)(a)   Form of Investment Advisory Agreement between Aetna         *
             Life Insurance and Annuity Company and the Registrant

99-b(5)(b)   Form of Subadvisory Agreement between Aetna Life            *
             Insurance and Annuity Company, the Registrant and
             Aeltus Investment Management, Inc.

99-b(6)      Form of Underwriting Agreement between the Registrant       *
             and Aetna Life Insurance and Annuity Company

99-b(8)(a)   Custodian Agreement - Mellon Bank, N.A. and                 *
             depository contracts

99-b(8)(b)   Amendment to Custodian Agreement                            *

99-b(9)(a)   Form of Administrative Services Agreement                   *

99-b(9)(b)   License Agreement                                           *

99-b(10)(a)  Opinion of Counsel                                          *

99-b(10)(b)  Consent of Counsel
                                                                     ---------

99-b(11)     Consent of Independent Auditors
                                                                     ---------

99-b(13)     Agreement Concerning Initial Capital
                                                                     ---------

99-b(16)     Schedule for Computation of Performance Data                *

99-b(19)     Powers of Attorney                                          *

27           Financial Data Schedules
                                                                     ---------

*Incorporated by reference.